Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The cost and accumulated amortization of intangible assets as of December 31, 2021 and 2020 are as follows:

	Weighted Average Useful Life	December 31,
		2021	2020
		in thousands
Renewal rights	10.0	$17,557	$17,112
Internally developed software	3.1	76,865	42,595
Trade names and trademarks	19.7	5,004	2,009
Other	12.6	7,116	3,065

Intangible assets		106,542	64,781

Less: accumulated amortization		(30,371)	(18,164)

Intangible assets, net		$76,171	$46,617

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated future aggregate amortization expense as of December 31, 2021 is as follows (in thousands):

2022	$19,926
2023	21,789
2024	13,744
2025	5,924
2026	2,553
Thereafter	12,235

Total	$76,171